Income taxes	12 Months Ended
Mar. 31, 2018
Income taxes

15. Income taxes:

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Income before income taxes:
Parent company and domestic subsidiaries	1,834,413	1,423,208	1,880,971
Foreign subsidiaries	1,148,968	770,617	739,458

	2,983,381	2,193,825	2,620,429

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Current income tax expense:
Parent company and domestic subsidiaries	591,868	435,560	565,998
Foreign subsidiaries	253,512	246,639	176,369

Total current	845,380	682,199	742,367

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(40,934)	(21,756)	45,097
Foreign subsidiaries	73,823	(31,543)	(283,058)

Total deferred	32,889	(53,299)	(237,961)

Total provision	878,269	628,900	504,406

Net deferred liabilities as of March 31, 2018 decreased by ¥218,323 million and provision for income taxes for the year ended March 31, 2018 decreased by ¥249,694 million, respectively, resulting from the Tax Cuts and Jobs Act of 2017 of the United States.

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 32.9%, 31.1% and 31.1% for the years ended March 31, 2016, 2017 and 2018, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2016	2017	2018
Statutory tax rate	32.9%	31.1%	31.1%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.3	0.4	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.0	1.3	1.1
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	2.4	3.3	3.8
Valuation allowance	(0.4)	(0.6)	(2.0)
Tax credits	(4.7)	(4.8)	(4.3)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.3)	(1.9)	(1.5)
Unrecognized tax benefits adjustments	0.2	0.4	0.2
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	(0.5)	—	—
Effect of the Tax Cuts and Jobs Act of 2017 of the United States	—	—	(9.5)
Other	(0.5)	(0.5)	(0.1)

Effective income tax rate	29.4%	28.7%	19.2%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2017	2018
Deferred tax assets
Accrued pension and severance costs	219,465	199,366
Accrued expenses and liabilities for quality assurances	644,936	609,257
Other accrued employees’ compensation	114,752	112,316
Operating loss carryforwards for tax purposes	76,317	203,897
Allowance for doubtful accounts and credit losses	82,916	63,223
Property, plant and equipment and other assets	234,372	249,320
Other	335,992	348,852

Gross deferred tax assets	1,708,750	1,786,231
Less - Valuation allowance	(146,623)	(93,814)

Total deferred tax assets	1,562,127	1,692,417

Deferred tax liabilities
Unrealized gains on securities, net	(692,962)	(635,292)
Undistributed earnings of foreign subsidiaries	(28,544)	(29,967)
Undistributed earnings of affiliated companies accounted for by the equity method	(709,094)	(794,485)
Basis difference of acquired assets	(31,861)	(30,768)
Lease transactions	(973,000)	(751,292)
Other	(46,407)	(74,658)

Gross deferred tax liabilities	(2,481,868)	(2,316,462)

Net deferred tax liability	(919,741)	(624,045)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2017	2018
Deferred tax assets
Investments and other assets - Other	503,985	494,120
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,423,726)	(1,118,165)

Net deferred tax liability	(919,741)	(624,045)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2018 in Japan and foreign countries were ¥26,712 million and ¥866,392 million, respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2019 to 2027 and expire in years 2019 to 2038, respectively. Tax credit carryforwards as of March 31, 2018 in Japan and foreign countries were ¥2,847 million and ¥55,939 million, respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2019 to 2021 and expire in years 2019 to 2038, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not more-likely-than-not to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Valuation allowance at beginning of year	169,811	151,665	146,623
Additions	33,243	27,147	16,106
Deductions	(43,723)	(37,891)	(74,435)
Other	(7,666)	5,702	5,520

Valuation allowance at end of year	151,665	146,623	93,814

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2016, 2017 and 2018.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥3,623,657 million as of March 31, 2018. Toyota estimates an additional tax provision of ¥139,287 million would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2016, 2017 and 2018 is as follows:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Balance at beginning of year	13,644	19,250	21,553
Additions based on tax positions related to the current year	1,001	8,187	612
Additions for tax positions of prior years	6,378	6,076	13,954
Reductions for tax positions of prior years	(77)	(5,593)	(13,217)
Reductions for tax positions related to lapse of statute of limitations	(7)	(9)	—
Reductions for settlements	(427)	(6,317)	(26)
Other	(1,262)	(41)	(1,312)

Balance at end of year	19,250	21,553	21,564

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2016, 2017 and 2018, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2016, 2017 and 2018, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2011 and April 1, 2002, with various tax jurisdictions in Japan and foreign countries, respectively.